Schedule of Reconciliation of Income Tax Expense (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Statutory rate	30.00%	30.00%	30.00%